Assets Held for Sale - Disclosure of Detailed Information for Changes in the Carrying Amount of Derivative Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Assets Held for Sale [Line Items]
Balance - begging of period	$ 63,993
Balance - end of period	77,699
Assets and liabilities classified as held for sale
Assets Held for Sale [Line Items]
Balance - end of period	39,986
Stream Arrangement | Assets and liabilities classified as held for sale
Assets Held for Sale [Line Items]
Balance - begging of period	0
Assumed in Premier Acquisition (note 5(a))	40,369
Gold and silver delivered	(6,802)
Change in fair value	6,419
Balance - end of period	$ 39,986